Note 14 - Income Tax - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Current income tax expense	$ 11	$ (0)
Deferred income tax expense (recovery)	(1,220)	9,011
Income tax expense (recovery) for the year	$ (1,209)	$ 9,011